3. Loans	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans

Major classifications of loans at December 31, 2013 and 2012 are summarized as follows:

(Dollars in thousands)
	December 31, 2013	December 31, 2012
Real estate loans
Construction and land development	$63,742	73,176
Single-family residential	195,975	195,003
Single-family residential -
Banco de la Gente stated income	49,463	52,019
Commercial	209,287	200,633
Multifamily and farmland	11,801	8,951
Total real estate loans	530,268	529,782

Loans not secured by real estate
Commercial loans	68,047	64,295
Farm loans	19	11
Consumer loans	9,593	10,148
All other loans	13,033	15,738

Total loans	620,960	619,974

Less allowance for loan losses	13,501	14,423

Total net loans	$607,459	605,551

The Bank grants loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Union and Wake counties of North Carolina.  Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market.  Risk characteristics of the major components of the Bank’s loan portfolio are discussed below:

·	Construction and land development loans – The risk of loss is largely dependent on the initial estimate of whether the property’s value at completion equals or exceeds the cost of property construction and the availability of take-out financing. During the construction phase, a number of factors can result in delays or cost overruns. If the estimate is inaccurate or if actual construction costs exceed estimates, the value of the property securing the loan may be insufficient to ensure full repayment when completed through a permanent loan, sale of the property, or by seizure of collateral. As of December 31, 2013, construction and land development loans comprised approximately 10% of the Bank’s total loan portfolio.

·	Single-family residential loans – Declining home sales volumes, decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans. As of December 31, 2013, single-family residential loans comprised approximately 40% of the Bank’s total loan portfolio, including Banco de la Gente single-family residential stated income loans which were approximately 8% of the Bank’s total loan portfolio.

·	Commercial real estate loans – Repayment is dependent on income being generated in amounts sufficient to cover operating expenses and debt service. These loans also involve greater risk because they are generally not fully amortizing over a loan period, but rather have a balloon payment due at maturity. A borrower’s ability to make a balloon payment typically will depend on being able to either refinance the loan or timely sell the underlying property. As of December 31, 2013, commercial real estate loans comprised approximately 34% of the Bank’s total loan portfolio.

·	Commercial loans – Repayment is generally dependent upon the successful operation of the borrower’s business. In addition, the collateral securing the loans may depreciate over time, be difficult to appraise, be illiquid, or fluctuate in value based on the success of the business. As of December 31, 2013, commercial loans comprised approximately 11% of the Bank’s total loan portfolio.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2013 and 2012:

December 31, 2013
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$3,416	5,426	8,842	54,900	63,742	-
Single-family residential	4,518	1,555	6,073	189,902	195,975	-
Single-family residential -
Banco de la Gente stated income	9,833	1,952	11,785	37,678	49,463	881
Commercial	1,643	486	2,129	207,158	209,287	-
Multifamily and farmland	177	-	177	11,624	11,801	-
Total real estate loans	19,587	9,419	29,006	501,262	530,268	881

Loans not secured by real estate
Commercial loans	424	29	453	67,594	68,047	-
Farm loans	-	-	-	19	19	-
Consumer loans	181	3	184	9,409	9,593	1
All other loans	-	-	-	13,033	13,033	-
Total loans	$20,192	9,451	29,643	591,317	620,960	882

December 31, 2012
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$1,280	6,858	8,138	65,038	73,176	-
Single-family residential	4,316	1,548	5,864	189,139	195,003	-
Single-family residential -
Banco de la Gente stated income	11,077	3,659	14,736	37,283	52,019	2,378
Commercial	1,720	1,170	2,890	197,743	200,633	-
Multifamily and farmland	7	-	7	8,944	8,951	-
Total real estate loans	18,400	13,235	31,635	498,147	529,782	2,378

Loans not secured by real estate
Commercial loans	888	66	954	63,341	64,295	23
Farm loans	-	-	-	11	11	-
Consumer loans	250	10	260	9,888	10,148	2
All other loans	-	-	-	15,738	15,738	-
Total loans	$19,538	13,311	32,849	587,125	619,974	2,403

The following table presents the Bank’s non-accrual loans as of December 31, 2013 and 2012:

(Dollars in thousands)
	December 31, 2013	December 31, 2012
Real estate loans
Construction and land development	$6,546	9,253
Single-family residential	2,980	2,491
Single-family residential -
Banco de la Gente stated income	1,990	2,232
Commercial	2,043	3,263
Total real estate loans	13,559	17,239

Loans not secured by real estate
Commercial loans	250	344
Consumer loans	27	47
Total	$13,836	17,630

At each reporting period, the Bank determines which loans are impaired.  Accordingly, the Bank’s impaired loans are reported at their estimated fair value on a non-recurring basis.  An allowance for each impaired loan that is collateral-dependent is calculated based on the fair value of its collateral.  The fair value of the collateral is based on appraisals performed by REAS, a subsidiary of the Bank.  REAS is staffed by certified appraisers that also perform appraisals for other companies.  Factors including the assumptions and techniques utilized by the appraiser are considered by management.  If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses.  An allowance for each impaired loan that is non-collateral dependent is calculated based on the present value of projected cash flows.  If the recorded investment in the impaired loan exceeds the present value of projected cash flows, a valuation allowance is recorded as a component of the allowance for loan losses.  Impaired loans under $250,000 are not individually evaluated for impairment, with the exception of the Bank’s troubled debt restructured (“TDR”) loans in the residential mortgage loan portfolio, which are individually evaluated for impairment.  Accruing impaired loans were $27.6 million and $30.6 million at December 31, 2013 and 2012, respectively.  Interest income recognized on accruing impaired loans was $1.3 million and $1.5 million for the years ended December 31, 2013 and 2012, respectively.  No interest income is recognized on non-accrual impaired loans subsequent to their classification as non-accrual.

The following tables present the Bank’s impaired loans as of December 31, 2013 and 2012:

(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$9,861	6,293	868	7,161	53	8,289
Single-family residential	7,853	1,428	5,633	7,061	123	7,859
Single-family residential -
Banco de la Gente stated income	22,034	-	21,242	21,242	1,300	21,242
Commercial	5,079	3,045	1,489	4,534	182	4,171
Multifamily and farmland	177	-	177	177	1	184
Total impaired real estate loans	45,004	10,766	29,409	40,175	1,659	41,745

Loans not secured by real estate
Commercial loans	999	257	724	981	15	826
Consumer loans	302	264	35	299	1	247
Total impaired loans	$46,305	11,287	30,168	41,455	1,675	42,818

December 31, 2012
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$17,738	11,795	680	12,475	61	12,810
Single-family residential	9,099	766	7,799	8,565	177	7,590
Single-family residential -
Banco de la Gente stated income	21,806	-	21,000	21,000	1,278	21,158
Commercial	5,830	4,569	467	5,036	6	5,433
Multifamily and farmland	193	-	193	193	1	200
Total impaired real estate loans	54,666	17,130	30,139	47,269	1,523	47,191

Loans not secured by real estate
Commercial loans	983	347	592	939	12	1,125
Consumer loans	68	-	66	66	1	41
Total impaired loans	$55,717	17,477	30,797	48,274	1,536	48,357

The fair value measurements for impaired loans and other real estate on a non-recurring basis at December 31, 2013 and 2012 are presented below.  The fair value measurement process uses certified appraisals and other market-based information; however, in many cases, it also requires significant input based on management’s knowledge of and judgment about current market conditions, specific issues relating to the collateral, and other matters.  As a result, all fair value measurements for impaired loans and other real estate are considered Level 3.

(Dollars in thousands)
	Fair Value Measurements December 31, 2013	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2013
Impaired loans	$39,780	-	-	39,780	(3,207)
Other real estate	$1,679	-	-	1,679	(581)

(Dollars in thousands)
	Fair Value Measurements December 31, 2012	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2012
Impaired loans	$46,738	-	-	46,738	(6,875)
Other real estate	$6,254	-	-	6,254	(1,136)

Changes in the allowance for loan losses for the year ended December 31, 2013 were as follows:

(Dollars in thousands)
Real Estate Loans
Construction and Land Development		Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423
Charge-offs	(777)	(1,724)	(272)	(445)	-	(502)	-	(652)	-	(4,372)
Recoveries	377	111	141	50	-	44	-	143	-	866
Provision	(781)	1,505	(4)	565	9	439	-	509	342	2,584
Ending balance	$3,218	3,123	1,863	2,219	37	1,069	-	245	1,727	13,501

Ending balance: individually
evaluated for impairment	$-	39	1,268	171	-	-	-	-	-	1,478
Ending balance: collectively
evaluated for impairment	3,218	3,084	595	2,048	37	1,069	-	245	1,727	12,023
Ending balance	$3,218	3,123	1,863	2,219	37	1,069	-	245	1,727	13,501

Loans:
Ending balance	$63,742	195,975	49,463	209,287	11,801	68,047	19	22,626	-	620,960

Ending balance: individually
evaluated for impairment	$6,293	3,127	19,958	3,767	-	256	-	265	-	33,666
Ending balance: collectively
evaluated for impairment	$57,449	192,848	29,505	205,520	11,801	67,791	19	22,361	-	587,294

Changes in the allowance for loan losses for the year ended December 31, 2012 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$7,182	3,253	2,104	1,731	13	1,029	-	255	1,037	16,604
Charge-offs	(4,728)	(886)	(668)	(937)	-	(555)	-	(557)	-	(8,331)
Recoveries	528	72	-	374	-	104	-	148	-	1,226
Provision	1,417	792	562	881	15	510	-	399	348	4,924
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Ending balance: individually
evaluated for impairment	$24	84	1,254	-	-	-	-	-	-	1,362
Ending balance: collectively
evaluated for impairment	4,375	3,147	744	2,049	28	1,088	-	245	1,385	13,061
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Loans:
Ending balance	$73,176	195,003	52,019	200,633	8,951	64,295	11	25,886	-	619,974

Ending balance: individually
evaluated for impairment	$11,961	3,885	20,024	4,569	-	346	-	-	-	40,785
Ending balance: collectively
evaluated for impairment	$61,215	191,118	31,995	196,064	8,951	63,949	11	25,886	-	579,189

Changes in the allowance for loan losses for the year ended December 31, 2011 were as follows:

(Dollars in thousands)
Real Estate Loans
Construction and Land Development		Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$5,774	3,992	2,105	1,409	17	1,174	430	592	15,493
Charge-offs	(7,164)	(2,233)	(692)	(1,271)	-	(314)	(586)	-	(12,260)
Recoveries	241	184	17	24	-	121	152	-	739
Provision	8,331	1,310	674	1,569	(4)	48	259	445	12,632
Ending balance	$7,182	3,253	2,104	1,731	13	1,029	255	1,037	16,604

Ending balance: individually
evaluated for impairment	$1,250	46	1,243	-	-	-	-	-	2,539
Ending balance: collectively
evaluated for impairment	5,932	3,207	861	1,731	13	1,029	255	1,037	14,065
Ending balance	$7,182	3,253	2,104	1,731	13	1,029	255	1,037	16,604

Loans:
Ending balance	$93,812	212,993	54,058	214,415	4,793	60,646	29,780	-	670,497

Ending balance: individually
evaluated for impairment	$20,280	2,352	18,309	3,845	-	-	-	-	44,786
Ending balance: collectively
evaluated for impairment	$73,532	210,641	35,749	210,570	4,793	60,646	29,780	-	625,711

The Company utilizes an internal risk grading matrix to assign a risk grade to each of its loans.  Loans are graded on a scale of 1 to 8.  These risk grades are evaluated on an ongoing basis.  The Low Substandard risk grade was removed from the Company’s internal risk grading matrix during the first quarter of 2013.  No loans were classified Low Substandard at December 31, 2012.  A description of the general characteristics of the eight risk grades is as follows:

·	Risk Grade 1 – Excellent Quality: Loans are well above average quality and a minimal amount of credit risk exists. CD or cash secured loans or properly margined actively traded stock or bond secured loans would fall in this grade.

·	Risk Grade 2 – High Quality: Loans are of good quality with risk levels well within the Company’s range of acceptability. The organization or individual is established with a history of successful performance though somewhat susceptible to economic changes.

·	Risk Grade 3 – Good Quality: Loans of average quality with risk levels within the Company’s range of acceptability but higher than normal. This may be a new organization or an existing organization in a transitional phase (e.g. expansion, acquisition, market change).

·	Risk Grade 4 – Management Attention: These loans have higher risk and servicing needs but still are acceptable. Evidence of marginal performance or deteriorating trends is observed. These are not problem credits presently, but may be in the future if the borrower is unable to change its present course.

·	Risk Grade 5 – Watch: These loans are currently performing satisfactorily, but there has been some recent past due history on repayment and there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Company’s position at some future date.

·	Risk Grade 6 – Substandard: A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any). There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. There is a distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

·	Risk Grade 7 – Doubtful: Loans classified as Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.

·	Risk Grade 8 – Loss: Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be realized in the future. Loss is a temporary grade until the appropriate authority is obtained to charge the loan off.

The following tables present the credit risk profile of each loan type based on internally assigned risk grades as of December 31, 2013 and 2012.

December 31, 2013
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$7	15,036	-	-	-	365	-	1,270	-	16,678
2- High Quality	7,852	60,882	-	33,340	715	8,442	-	3,519	2,139	116,889
3- Good Quality	22,899	73,118	22,255	123,604	7,882	44,353	19	4,061	8,565	306,756
4- Management Attention	14,464	34,090	8,369	42,914	286	13,704	-	358	2,329	116,514
5- Watch	8,163	6,806	8,113	5,190	2,741	320	-	50	-	31,383
6- Substandard	10,357	6,043	10,726	4,239	177	863	-	330	-	32,735
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	5	-	5
Total	$63,742	195,975	49,463	209,287	11,801	68,047	19	9,593	13,033	620,960

December 31, 2012
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$11	24,662	-	-	-	672	-	1,239	-	26,584
2- High Quality	4,947	56,829	-	27,511	32	9,260	-	4,122	2,317	105,018
3- Good Quality	24,952	62,018	24,724	114,001	4,975	40,814	11	4,186	13,416	289,097
4- Management Attention	18,891	35,727	11,366	47,603	3,039	11,844	-	392	5	128,867
5- Watch	9,580	9,504	3,597	6,911	712	976	-	134	-	31,414
6- Substandard	14,795	6,263	12,332	4,607	193	729	-	70	-	38,989
7- Low Substandard	-	-	-	-	-	-	-	-	-	-
8- Doubtful	-	-	-	-	-	-	-	-	-	-
9- Loss	-	-	-	-	-	-	-	5	-	5
Total	$73,176	195,003	52,019	200,633	8,951	64,295	11	10,148	15,738	619,974

Total TDR loans amounted to $21.9 million and $23.9 million at December 31, 2013 and 2012, respectively.  The terms of these loans have been renegotiated to provide a reduction in principal or interest as a result of the deteriorating financial position of the borrower.  There were $335,000 and $2.0 million in performing loans classified as TDR loans at December 31, 2013 and 2012, respectively.

The following table presents an analysis of TDR loans by loan type as of December 31, 2013.

December 31, 2013
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Construction and land development	15	$10,222	6,528
Single-family residential	20	1,281	1,754
Single-family residential -
Banco de la Gente stated income	91	10,038	8,605
Commercial	10	3,775	4,272
Multifamily and farmland	1	322	177
Total real estate TDR loans	137	25,638	21,336

Loans not secured by real estate
Commercial loans	7	519	344
Consumer loans	3	284	266
Total TDR loans	147	$26,441	21,946

The following table presents an analysis of 2013 loan modifications included in the December 31, 2013 TDR table above.

Year ended December 31, 2013
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Construction and land development	2	$841	824
Single-family residential -
Banco de la Gente stated income	7	796	788
Total real estate TDR loans	9	1,637	1,612

Total TDR loans	9	$1,637	1,612

The following table presents an analysis of TDR loans by loan type as of December 31, 2012.

December 31, 2012
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Construction and land development	11	$10,465	6,633
Single-family residential	33	3,014	4,084
Single-family residential -
Banco de la Gente stated income	122	13,459	12,170
Commercial	4	1,457	682
Multifamily and farmland	-	-	-
Total real estate TDR loans	170	28,395	23,569

Loans not secured by real estate
Commercial loans	9	511	368
Consumer loans	1	2	-
Total TDR loans	180	$28,908	23,937

The following table presents an analysis of 2012 loan modifications included in the December 31, 2012 TDR table above.

Year ended December 31, 2012
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Single-family residential	5	$674	673
Single-family residential -
Banco de la Gente stated income	20	2,046	1,992
Total real estate TDR loans	25	2,720	2,665

Loans not secured by real estate
Commercial loans	1	14	13
Total TDR loans	26	$2,734	2,678